AFBA 5STAR FUNDS
                                  (THE "TRUST")

                            AFBA 5STAR BALANCED FUND

                              Institutional Series
                                 Class I Shares

     Supplement dated February 2, 2009 to the Prospectus dated July 31, 2008

                   THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL
                    INFORMATION BEYOND THAT CONTAINED IN THE
                        PROSPECTUS AND SHOULD BE READ IN
                         CONJUNCTION WITH THE PROSPECTUS

     VOLUNTARY EXPENSE LIMITATION REDUCTION FOR THE AFBA 5STAR BALANCED FUND

Effective as of February 2, 2009, corresponding footnote 2 to the Annual Fund Operating Expenses chart (under "Fees and Expenses" on page 13 of the Prospectus) will include the following additional information:

"The Manager has also voluntarily agreed to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses of AFBA 5Star Balanced Fund to 0.99% (from 1.08%) effective as of February 2, 2009. The Manager may terminate this voluntary arrangement at any time."




INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                AFBA 5STAR FUNDS
                                  (THE "TRUST")

                            AFBA 5STAR BALANCED FUND

                                 Advisory Series
  Advisor Class (formerly, Class A) Shares, Class B Shares, and Class C Shares

     Supplement dated February 2, 2009 to the Prospectus dated July 31, 2008

             THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION
               BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD
                   BE READ IN CONJUNCTION WITH THE PROSPECTUS

     VOLUNTARY EXPENSE LIMITATION REDUCTION FOR THE AFBA 5STAR BALANCED FUND

Effective as of February 2, 2009, corresponding footnote 6 to the Annual
Fund Operating Expenses chart for the AFBA 5Star Balanced Fund (under "Fees and Expenses" on page 15 of the Prospectus) will include the following additional information:

"The Manager has also voluntarily agreed to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses of AFBA 5Star Balanced Fund to 0.99% (from 1.08%) effective as of February 2, 2009. The Manager may terminate this voluntary arrangement at any time."



INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                AFBA 5STAR FUNDS
                                  (THE "TRUST")

                            AFBA 5STAR BALANCED FUND

                                 Advisory Series
  Advisor Class (formerly, Class A) Shares, Class B Shares, and Class C Shares

                              Institutional Series
                                 Class I Shares

  Supplement dated February 2, 2009 to the Statement of Additional Information
                          ("SAI") dated July 31, 2008

                   THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL
                  INFORMATION BEYOND THAT CONTAINED IN THE SAI
                 AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

     VOLUNTARY EXPENSE LIMITATION REDUCTION FOR THE AFBA 5STAR BALANCED FUND

Effective as of February 2, 2009, the third paragraph under the "Investment Advisory and Other Services" section on page 19 of the SAI will include the following information:


"The Manager has also voluntarily agreed to limit fees and/or pay expenses in amounts necessary to limit Total Annual Fund Operating Expenses of AFBA 5Star Balanced Fund to 0.99% (from 1.08%) effective as of February 2, 2009. The Manager may terminate this voluntary arrangement at any time."



INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.